Accounting Policies	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Accounting Policies	Accounting policies
As stated in Note 2, the Group’s consolidated financial statements have been prepared in accordance with IFRSs and interpretations issued by the International Accounting Standards Board (IASB).
Accordingly, only the most significant accounting policies used in preparing the accompanying consolidated financial statements, in light of the nature of the Group’s activities, are set out below, as well as the accounting policies applied where IFRSs permit a policy choice, and those that are specific to the sector in which the Group operates.
a) Hyperinflationary economies
Venezuela has been considered a hyperinflationary economy since 2009. The inflation rates used to prepare the financial information are the Indice Nacional de Precios al Consumidor de Venezuela, published by the Central Bank of Venezuela, or the best estimate in case the final index is not available. On an annual basis, these rates are 2,959.8%, 9,585.5% and 2,106,600.6% for 2020, 2019 and 2018, respectively.
The exchange rate used to translate inflation-adjusted bolivar-denominated items is the exchange rate as of the closing date of each reporting period in the consolidated financial statements, amounting to 2,094,405 bolivars per U.S. dollar (synthetic exchange rate, see Note 2), 68,448 bolivars per U.S. dollar (synthetic exchange rate) and 7,608 bolivars per U.S. dollar (synthetic exchange rate) as of December 31, 2020, 2019 and 2018, respectively.
In 2018 Argentina became a hyperinflationary economy (see Note 2). In order to restate its financial statements, the Company uses the series of indices defined by resolution JG No. 539/18 issued by the Federación Argentina de Consejos Profesionales de Ciencias Económicas (FACPCE), based on the National Consumer Price Index (IPC) published by the Instituto Nacional de Estadística y Censos (INDEC) of the Argentine Republic and the Wholesale Internal Price Index (IPIM) published by FACPCE. The cumulative index at December 31, 2020, 2019 and 2018 is 385.9%, 283.4% and 184.9%, respectively, while on an annual basis the index for 2020 is 36% (53% and 48% in 2019 and 2018, respectively).
The exchange rate used to translate inflation-adjusted items denominated in Argentine pesos in the 2020 financial statements is the closing exchange rate as of December 31, 2020 which was 103.23 Argentine pesos per euro (67.26 and 43.30 Argentine pesos per euro at December 31, 2019 and 2018, respectively).
The Group includes in a single line item ("Translation Differences") all the equity effects derived from hyperinflation. This is as follows: (a) the restatement for inflation of the financial statements of the Group companies operating in hyperinflationary economies, and (b) the effects of translating their respective financial statements into euros using the exchange rate at the end of the period.
b) Translation methodology
The income statements and statements of cash flows of the Telefónica Group’s foreign subsidiaries (except Venezuela and Argentina) were translated into euros at the average exchange rates for the year, as a rate that approximates the exchange rates at the dates of the transactions.
c) Goodwill
After initial recognition, goodwill is carried at cost, less any accumulated impairment losses. Goodwill is recognized as an asset denominated in the currency of the company acquired and is tested for impairment annually at the least, or more frequently, if there are certain events or changes indicating the possibility that the carrying amount may not be fully recoverable. The potential impairment loss is determined by assessing the recoverable amount of the cash generating unit (or group of cash generating units) to which the goodwill is allocated from the acquisition date.
d) Intangible assets
Intangible assets are carried at acquisition or production cost, less any accumulated amortization or any accumulated impairment losses.
Intangible assets are amortized on a straight-line basis according to the following:
•Licenses granted to the Telefónica Group by various public authorities to provide telecommunications services and the value allocated to licenses held by certain companies at the time they were included in the
Telefónica Group (“Service concession arrangements and licenses”) are amortized on a straight-line basis over the duration of related licenses from the moment commercial operation begins.
•The allocation of acquisition costs attributable to customers acquired in business combinations, as well as the acquisition value of these types of assets in a third-party transaction for consideration (Customer base) are amortized on a straight-line basis over the estimated period of the customer relationship. The term length is between 5 and 14 years, based on the customer segment (residential, business, etc.) and the business model (prepaid, postpaid, etc.).
•Software is amortized on a straight-line basis over its useful life, generally estimated to be between two and five years.
e) Property, plant and equipment
Property, plant and equipment is carried at cost less any accumulated depreciation and any accumulated impairment in value.
Cost includes, among others, direct labor used in installation and the allocable portion of the indirect costs required for the related asset. The latter two items are recorded as revenue under the concept Own work capitalized of the line item Other income.
Interest and other financial expenses incurred and directly attributable to the acquisition or construction of qualifying assets are capitalized. Qualifying assets for the Telefónica Group are those assets that require a period of at least 18 months to bring the assets to the condition necessary for their intended use or sale.
The Group’s subsidiaries depreciate their property, plant and equipment, from the time they can be placed in service, amortizing the cost of the assets, net of their residual values on a straight-line basis over the assets’ estimated useful lives, which are calculated in accordance with technical studies that are revised periodically in light of technological advances and the rate of dismantling, as follows:

Years of estimated useful life
Buildings	25 – 40
Plant and machinery	10 – 15
Telephone installations, networks and subscriber equipment	5 – 20
Furniture, tools and other items	2 – 10
f) Impairment of non-current assets
Non-current assets, including goodwill and intangible assets are assessed at each reporting date for indicators of impairment. Whenever such indicators exist, or in the case of assets which are subject to an annual impairment test, the recoverable amount is estimated. An asset’s recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future post-tax cash flows deriving from the use of the asset or its cash generating unit, as applicable, are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, provided that the result obtained is the same that would be obtained by discounting pre-tax cash flows at a pre-tax discount rate.
The Group bases the calculation of impairment on the approved business plans of the various cash generating units to which the assets are allocated. The projected cash flows, based on the approved strategic business plans, cover a period of five years. Starting with the sixth year, an expected constant growth rate is applied.
g) Lease agreements
The determination of whether an arrangement is, or contains a lease is based on the substance of the agreement and requires an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset and the agreement conveys a right to the use of the asset.
At the inception date of the lease (i.e. the date when the underlying asset is available for use), a lessee recognizes a right of use asset that represents the right to use the underlying asset over the term of the lease, and a lease liability for the present value of the lease payments payable over the lease term – discounted using the incremental borrowing rate at the start date of the lease.
Rights of use assets are measured at cost, less accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease liabilities. The cost of rights of use assets includes the amount of initial direct costs incurred and lease payments made before the commencement date less incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life of the underlying asset and the lease term.
Lease payments include fixed payments (including in-substance fixed payments) less any lease incentive receivable, variable lease payments that depend on an index or rate, and amounts expected to be paid as residual value guarantees. Similarly, the measurement of the lease liability includes the exercise price of a purchase option, if the lessee is reasonably certain to exercise that option, and payments of penalties for early termination, if the lease term reflects the lessee exercising such cancellation option. After the commencement date, the amount of the lease liabilities is increased to reflect the accrual of interest and reduced for the payments made. In addition to this, the carrying amount of the lease liability is remeasured in certain cases, such as changes in the lease term, changes in future lease payments resulting from a change in an index or rate used to determine those payments. The amount of such remeasurement is generally recognized against an adjustment to the right-of-use asset.
The Group uses the "low value" asset lease recognition exemption for office equipment and the short-term lease recognition exemption for all leases with a term of 12 months or less. Therefore, lease payments in such cases are recognized as an expense on a straight-line basis over the lease term.
The Group recognizes non-lease components separately from lease components for those classes of assets in which non-lease components are significant with respect to the total value of the arrangement.
The Group determines the lease term as the non-cancellable term of the contract, together with any period covered by an extension (or termination) option whose exercise is discretionary for the Group, if there is reasonable certainty that it will be exercised (or it will not be exercised). In its assessment, the Group considers all available information by asset class in the industry and evaluates all relevant factors (technology, regulation, competition, business model) that create an economic incentive to exercise or not a renewal/cancellation option. In particular, the Group takes into consideration the time horizon of the strategic planning of its operations. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control that may affect its ability to exercise (or not to exercise) an option to extend or terminate (for example, a change in business strategy).
Where the Group acts as a lessor, leases are classified between operating and finance leases. Leases in which the lessor retains a significant portion of the risks and rewards of ownership of the leased asset are treated as operating leases. Otherwise, the lease is a finance lease.
h) Investment in associates and joint arrangements
The Group assesses whether it has significant influence not only on the basis of its ownership percentage but also on the existence of qualitative factors such as representation on the board of directors of the investee, its participation in decision-making processes, interchange of managerial personnel and access to technical information.
The Group assesses rights and obligations agreed to by the parties to a joint arrangement and, when relevant, other facts and circumstances in order to determine whether the joint arrangement in which it is involved is a joint venture or a joint operation.
Upon the sale or contribution of a controlled business to an associate or joint venture, the Group measures and recognizes any retained interest at its fair value. Any difference between the carrying amount of the business contributed and the fair value of the retained investment and the consideration received from disposal is recognized in full in profit or loss.
i) Financial assets and liabilities
Financial Assets
All regular way purchases and sales of financial assets are recognized in the statement of financial position on the trade date, i.e. the date that the Company commits to purchase or sell the asset.
The Group applies an impairment model for financial assets based on expected credit losses, using a simplified method for certain short- and long-term assets (commercial receivables, lease receivables and contractual assets).
Under this simplified approach, credit impairment is recognized by reference to expected credit losses over the life of the asset. For this purpose the Group uses matrices based on historical bad debt experience by geographical area on a portfolio segmented by customer category according to credit pattern. The matrix for each category has a defined time horizon divided into intervals in accordance with the collection management policy and is fed with historical data that covers at least 24 collection cycles. This data is updated on a regular basis. Based on the information observable at each close, the Group assesses the need to adjust the rates resulting from these matrices, considering current conditions and future economic forecasts.

Derivative financial instruments and hedge accounting
The accounting treatment of any gain or loss resulting from changes in the fair value of a derivative depends on whether the derivative in question meets all the criteria for hedge accounting and, if appropriate, on the nature of the hedge.
Changes in fair value of derivatives that qualify as fair value hedging instruments are recognized in the income statement, together with changes in the fair value of the hedged asset or liability attributable to the risk being hedged.
Changes in the fair value of derivatives that qualify and have been designated as cash flow hedges, which are highly effective, are recognized in equity. The ineffective portion is recognized immediately in the income statement. Fair value changes recognized in equity arising from hedges that relate to firm commitments or forecast transactions that result in the recognition of non-financial assets or liabilities are included in the initial carrying amount of those assets or liabilities. Otherwise, changes in fair value previously recognized in equity are recognized in the income statement in the period in which the hedged transaction affects profit or loss.
An instrument designated to hedge foreign currency exposure from a net investment in a foreign operation is accounted for in a similar manner to cash flow hedges.
When the Group chooses not to apply hedge accounting criteria, gains or losses resulting from changes in the fair value of derivatives are taken directly to the income statement. In this respect, transactions used to reduce the exchange rate risk of income contributed by foreign subsidiaries are not treated as hedging transactions.
j) Inventories
Materials stored for use in investment projects and inventories for consumption and replacement are valued at the lower of weighted average cost and net realizable value.
Inventories include audio-visual rights which will generally be consumed in a period of less than twelve months, and advanced payments to suppliers for future rights, as well as own content whose production cycle will in no case exceed thirty-six months.
The cost of film, documentary, short film and series rights acquired from third parties is charged to the income statement on a straight-line basis from the time of first broadcasting or release until the completion of the rights.
Broadcasting rights to football and motor sports events, including their inherent production costs, are charged to the income statement on a straight-line basis over twelve months from the start of the season, while rights to other premium sports are charged over the period of the competition. All other sports rights are recognized in the income statement upon first broadcast.
In-house produced programs and series and program titles are charged at the time of their broadcast or up to thirty-six months from the date of release, depending on their nature and broadcasting strategy. The cost of in-house productions that the Group expects to recover through sale to third parties is recognized as an intangible asset.
The cost of broadcasting rights that have expired or whose recovery value is estimated to be lower than the acquisition cost is recognized directly as an expense.
k) Pensions and other employee obligations
Provisions required to cover the accrued liability for defined benefit pension plans are determined using the projected unit credit actuarial valuation method. The calculation is based on demographic and financial assumptions determined at a country level, and in consideration of the macroeconomic environment. The discount rates are determined based on high quality market yield curves. Plan assets are measured at fair value.
Provisions for post-employment benefits (e.g. early retirement or other) are calculated individually based on the terms agreed with the employees. In some cases, these may require actuarial valuations based on both demographic and financial assumptions.
l) Revenues and expenses
The Telefónica Group revenues are derived principally from providing the following telecommunications services: traffic, connection fees, regular (normally monthly) network usage fees, interconnection, network and equipment leasing, handset sales and other digital services such as Pay TV and value-added services or maintenance. Products and services may be sold separately or bundled in promotional packages.
Revenues from calls carried on Telefónica’s networks (traffic) entail an initial call establishment fee plus a variable call rate, based on call length, distance and type of service. Both fixed and wireless traffic is recognized as revenue as service is provided. For prepaid calls, the amount of unused traffic generates deferred revenues presented in Contractual liabilities on the statement of financial position.
Revenues from traffic sales and services at a fixed rate over a specified period of time (flat rate) are recognized on a straight-line basis over the term covered by the rate paid by the customer.
Installation fees are taken to the income statement on a straight-line basis over the related period. Equipment leases and other services are taken to the income statement as they are consumed.
Interconnection revenues from fixed-wireless and wireless-fixed calls and other customer services are recognized in the period in which the calls are made.
Revenues from handset and equipment sales are recognized once the sale is considered complete, i.e., generally when delivered to the end customer.
For bundled packages that include multiple elements sold in the fixed, wireless, Internet and television businesses it is determined whether it is necessary to identify the separate performance obligations and apply the corresponding revenue recognition policy to each one. Total package revenues are allocated among the identified performance obligations based on their respective standalone selling prices.
As connection or initial activation fees, or upfront non-refundable fees, are not separately identifiable performance obligations in these types of packages, any consideration received from the customer for these items is allocated to the remaining elements.
When the customer has a right of return, the agreed consideration is considered variable. The Group estimates the amount of variable consideration to which it is entitled using the expected value method (probability-weighted possible amounts), considering all historical, current and forecast information that is reasonably available, and only to the extent that it determines that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.
Expenses relating to customer contracts (mainly, commissions payable to dealers for customer acquisitions) are recognized as an asset to the extent that they are incremental and are expected to be recovered. Subsequently, these costs are amortized over the same term as the revenues associated with such contract are recognized, unless the expected amortization period is one year or less, in which case they are expensed as incurred.
m) Non-current assets held for sale
The Group classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell and are presented separately in the statement of financial position as “Non-current assets and disposal groups held for sale” and “Liabilities associated with non-current assets and disposal groups held for sale”. Once classified as held for sale property, plant and equipment and intangible assets (including right-of-use assets) are no longer depreciated or amortized.
The criteria for held for sale classification is regarded as met only when the Group determines the sale to be highly probable: management is committed to a decision to sell and all actions required to complete the sale indicate that it is unlikely that significant changes to the sale will be made or that the decision will be withdrawn. In addition, the asset or disposal group is available for immediate sale in its present condition (subject only to terms that are usual and customary for such transactions) and the sale is expected to be completed within one year from the date of the classification.
n) Use of estimates
The key assumptions concerning the future and other relevant sources of uncertainty in estimates at the reporting date that could have a significant impact on the consolidated financial statements within the next financial year are discussed below.
As mentioned in Note 2 to the Consolidated Financial Statements, COVID-19 has changed the macroeconomic landscape and increased the level of uncertainty about the future economic outlook. This represents a significant challenge for management when making estimates. While the specific areas of significant judgement have not changed, the impact of COVID‑19 has resulted in the application of further judgement within those areas. In addition to this, the associated impacts of COVID 19 are highly dependent on variables that are difficult to predict. Given the evolving nature of the pandemic and the limited recent experience on its economic and social consequences, changes to estimates may need to be made.
A significant change in the facts and circumstances on which these estimates and related judgments are based could have a material impact on the Group’s results and financial position. Accordingly, sensitivity analysis are disclosed for the most relevant situations (see Notes 7 and 24).
Property, plant and equipment, intangible assets and goodwill
The accounting treatment of investments in property, plant and equipment and intangible assets entails the use of estimates to determine the useful life for depreciation and amortization purposes and to assess fair value at their acquisition dates for assets acquired in business combinations.
Determining useful life requires making estimates in connection with future technological developments and alternative uses for assets. There is a significant element of judgment involved in making technological development assumptions, since the timing and scope of future technological advances are difficult to predict.
The decision to recognize an impairment loss involves developing estimates that include, among others, an analysis of the causes of the potential impairment, as well as its timing and expected amount. Furthermore, additional factors, such as technological obsolescence, the suspension of certain services and other circumstantial changes, which highlight the need to evaluate a possible impairment, are taken into account.
The Telefónica Group evaluates its cash-generating units’ performance on a regular basis to identify potential goodwill impairments. Determining the recoverable amount of the cash-generating units to which goodwill is allocated also entails the use of assumptions and estimates and requires a significant element of judgment.
Deferred income taxes
The Group assesses the recoverability of deferred tax assets based on estimates of future earnings, and of all the options available to achieve an outcome, it considers the most efficient one in tax terms within the legal framework the Group is subject to. Such recoverability ultimately depends on the Group’s ability to generate taxable earnings over the period for which the deferred tax assets remain deductible. This analysis is based on the estimated schedule for reversing deferred tax liabilities, as well as estimates of taxable earnings, which are sourced from internal projections that are continuously updated to reflect the latest trends.
The recognition of tax assets and liabilities depends on a series of factors, including estimates as to the timing and realization of deferred tax assets and the projected tax payment schedule. Actual Group company income tax receipts and payments could differ from the estimates made by the Group as a result of changes in tax legislation, the outcome of underway tax proceedings or unforeseen future transactions that could affect tax balances.
Provisions
Provisions are recorded when, at the end of the period, we have a present obligation as a result of past events, whose settlement requires an outflow of resources that is considered probable and can be measured reliably. This obligation may be legal or constructive, arising from, but not limited to, regulation, contracts, common practice or public commitments, which have created a valid expectation for third parties that we will assume certain responsibilities. The amount recorded is the best estimation performed by the management in respect of the expenditure that will be required to settle the obligations, considering all the information available at the closing date, including the advice of external experts, such as legal advisors or consultants.
Should we be unable to reliably measure the obligation, no provision would be recorded and information would then be presented in the notes to the Consolidated Financial Statements.
Because of the inherent uncertainties in this estimation, actual expenditures may be different from the originally estimated amount recognized.
Revenue recognition
Bundled offers
Bundled offers that combine different elements are assessed to determine whether it is necessary to separate the different identifiable components and apply the corresponding revenue recognition policy to each element. Total package revenues are allocated among the identified elements based on their respective standalone selling prices.
Determining standalone selling prices for each identified element requires estimates that are complex due to the nature of the business.
A change in estimates of standalone selling prices could affect the apportionment of revenue among the elements and, as a result, the timing of recognition of revenues.
Leases
Accounting for rights and obligations as a lessee under a lease contract requires the use of estimations to determine the lease term in contracts that include extension options or early termination options.
Determining the lease term involves making estimates over the time horizon of the Group's strategic planning process with respect to relevant factors such as expected technological progress, possible regulatory developments, market and competition trends or changes in the business model. The assumptions regarding these variables involve a significant degree of judgment to the extent that the timing and nature of future changes are difficult to anticipate.
Due to the uncertainties inherent to these estimates, changes in the assumptions made in respect of uncertain matters when determining the lease term of a lease contract may have an impact on the amounts of the right of use assets and lease liabilities recognized on the basis of the estimates made by the Group.
Exchange rate and inflation rates used to translate the financial statements of our Venezuelan subsidiaries
The Group reviews, on a regular basis, the economic conditions in Venezuela and the specific circumstances of its Venezuelan operations. In light of the worsening of the economic and political crisis in Venezuela and in the absence of official rates that are representative of the situation in the country, at December 31, 2020 the Group maintains its policy to estimate an exchange rate that matches the progression of inflation in Venezuela and reflects the economic and financial position of the Group’s Venezuelan operations within its consolidated financial statements in a more accurate way.
Assessment of the exchange rate that best reflects the economics of Telefónica’s business activities in Venezuela relies on several factors and is performed considering all the information available at the closing date, and entails the use of assumptions and estimates and significant management judgment.
Due to inherent uncertainties in the estimates required to determine the appropriate exchange rate for the conversion of Venezuelan bolivar-denominated financial statements, actual cash flows denominated in such currency may differ from the amounts currently recognized on the basis of our estimates, as a result of changes in currency laws or changes in exchange mechanisms or published exchange rates that may have an impact on the conversion rate used for our Venezuelan subsidiaries’ financial statements, affecting the net monetary position of Venezuelan bolivar-denominated assets (liabilities).
In addition to this, Venezuela has been considered a hyperinflationary economy since 2009. Telefónica recognizes the effects of inflation by restating the financial information of its Venezuelan operation using the Indice Nacional de Precios al Consumidor de Venezuela issued by the Central Bank of Venezuela, or the best estimate in case the final index is not available.
Significant management judgment is required to determine the appropriate inflation rate when the official rate is not available. The estimates and underlying assumptions are based on careful consideration of factors that are deemed to be relevant and rely on all the information available at the closing date. Actual results may differ from these estimates as a result of changes in circumstances and assumptions about future developments in Venezuela due to evolving market conditions, uncertainty about currency and operating restrictions or other circumstances arising beyond the control of the Company.
o) New IFRS and interpretations of the International Financial Reporting Interpretations Committee (IFRIC)
The accounting policies applied in the preparation of the consolidated financial statements for the year ended December 31, 2020 are consistent with those used in the preparation of the Group’s consolidated annual financial statements for the year ended December 31, 2019, with the exception of the following new standards and amendments to existing standards issued by the IASB and adopted by the European Union for application in Europe, which are mandatory for annual periods beginning on or after January 1, 2020:
•Amendments to IFRS 3: Definition of a Business
The amendment to IFRS 3 clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. The definition of the term ‘outputs’ is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes returns in the form of lower costs and other economic benefits.
The Group's current approach is consistent with these requirements, so the application of these amendments did not have a significant impact on the Group's financial position or results in the period.
•Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform
The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing and or amount of benchmark-based cash flows of the hedged item or the hedging instrument. This amendment did not have a significant impact on the Group's financial position or results in the period.
•Amendments to IAS 1 and IAS 8: Definition of Material
The amendments provide a consistent definition of materiality throughout International Financial Reporting Standards and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information. In particular, the amendments clarify: (i) that the reference to obscuring information addresses situations in which the effect is similar to omitting or misstating that information, and that an entity assesses materiality in the context of the financial statements as a whole, and (ii) the meaning of ‘primary users of general purpose financial statements’ to whom those financial statements are directed, by defining them as ‘existing and potential investors, lenders and other creditors’ that must rely on general purpose financial statements for much of the financial information they need.
The Group's current practices are in line with these criteria, so the application of these amendments did not have an impact on the Group's financial position or results in the period, nor are they expected to do so in the future.
•Conceptual Framework for Financial Reporting
The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. The revised Conceptual Framework includes some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts, such as removing the probability threshold for recognition and adding guidance on derecognition, or adding guidance on different measurement basis. No changes were made to any of the current accounting standards.
The Group’s accounting policies are still appropriate under the revised Framework, so these amendments had no impact on the Group's financial position or results in the period.
•Amendments to IFRS 16: Covid19-related Rent Concessions
The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions (such as rent holidays or rent reductions for a period of time) arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification and therefore account for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification.
The amendment applies to annual reporting periods beginning on or after 1 June 2020, with earlier application permitted. In accordance with EU regulations, companies shall apply the amendment, at the latest, as from 1 June 2020 for financial years starting on or after 1 January 2020. This amendment had no impact on the consolidated financial statements of the Group.
New standards and amendments to standards issued but not effected as of December 31, 2020.
At the date of preparation of the consolidated financial statements, the following IFRS and amendments to existing standards had been published, but their application is not mandatory:

Standards and amendments		Mandatory application: annual periods beginning on or after
Amendments to IFRS 4	Deferral of IFRS 9	January 1, 2021
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase 2	January 1, 2021
Amendments to IAS 37	Cost of Fulfilling a Contract	January 1, 2022
Amendments to IFRS 3	Reference to the Conceptual Framework	January 1, 2022
Annual Improvements 2018-2020 Cycle		January 1, 2022
Amendments to IAS 16	Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2022
IFRS 17	Insurance Contracts	January 1, 2023
Based on the assessment made to date, the Group estimates that the adoption of these new pronouncements will not have a significant impact on the consolidated financial statements in the initial period of application.